Related party transactions and balances (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Azucar [member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	$ 412,812	$ 935,872	$ 639,320
Amounts receivable, related party transactions	15,063	81,623
Almadex [member]
IfrsStatementLineItems [Line Items]
Administrative services fees included in other income	969,532	468,227	320,093
Amounts receivable, related party transactions	69,298	40,678
Almadex [member] | Drill equipment [member]
IfrsStatementLineItems [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	72,130	37,689
Chairman's daughter [member]
IfrsStatementLineItems [Line Items]
Related party, salary contracted	$ 41,300	$ 41,300	$ 41,300